Commitments and Contingencies - Maturities of operating lease liabilities (Details) - Angel Studios, Inc. CIK: 0001671941	Dec. 31, 2023 USD ($)
Maturities of operating lease liabilities
2025	$ 418,870
2026	364,701
2027	377,100
2028	281,442
Total Lease Payments	1,442,113
Less: Interest	(116,329)
Present value of lease liabilities	$ 1,325,784